Redeemable ordinary shares	12 Months Ended
Dec. 31, 2013
Redeemable ordinary shares
Redeemable ordinary shares

13.         Redeemable ordinary shares

On the closing date of the Baidu Transaction, July 20, 2011, the Company amended and restated its memorandum and articles of association to include (i) a redemption clause of the ordinary shares (“Ordinary Share Redemption Request”), which states that any ordinary shareholder at any time may request the Company to redeem all of the ordinary shares held by such holder at the redemption price of US$1.45533 per ordinary share; and (ii) a redemption clause by a shareholder with 80% ownership of the Company’s outstanding shares (“80% Shareholder”), which states that the 80% Shareholder may request in writing that the Company redeem 100% of the Company’s outstanding shares (the “80% Shareholder Redemption Request”). The Ordinary Share Redemption Request will be nullified upon the listing of the Company’s ordinary shares for trading on any major stock exchange . The 80% Shareholder Redemption Request will be nullified upon the earlier of (i) an IPO; or (ii) the redemption of all then outstanding ordinary shares (other than those held by the 80% Shareholder or its affiliates or associates).

Baidu has unconditionally and irrevocably waived its redemption right as part of the Baidu Transaction (note 14).

As the ordinary shares held by other shareholders are currently redeemable at the option of such shareholders outside the sole control of the Company, all ordinary shares except those held by Baidu have been reclassified as mezzanine equity. The Company accounted for the reclassification by analogy to ASC 815-40-35-9, whereby the difference between the fair value of the redeemable ordinary shares on the date of the reclassification and the previous carrying value recorded in shareholders’ (deficit) equity was accounted for as an adjustment to additional paid-in capital. The fair value of US$1.58 per share was estimated with the assistance from an independent third-party appraiser. The Company is ultimately responsible for the determination of all amounts recorded in the financial statements. As the fair value exceeded the redemption value of US$1.45533 per share, there was no downward accretion to the redemption value under ASC 480-10-S99-3A.

The Baidu Transaction agreements also stipulate that, upon the redemption of redeemable ordinary shares held by any shareholder, Baidu is obligated to subscribe to the same number of ordinary shares at the same consideration provided that (i) the Company gives Baidu at least fifteen business days advance written notice of the date of the redemption and the redemption price; and (ii) such ordinary shares, when issued and sold to Baidu in will be duly and validly issued, fully paid and non-assessable and free of restrictions on transfer other than those specified in the agreements.

Upon the closing of the IPO, the Ordinary Share Redemption Request and the 80% Shareholder Redemption Request were nullified and therefore, the redeemable ordinary shares were reclassified from mezzanine equity into Class A Ordinary Shares in permanent equity.